Note 8 - Capital Assets (Tables)	12 Months Ended
Jan. 31, 2013
Property, Plant and Equipment [Table Text Block]
	January 31,	January 31,
	2013	2012
Cost
Computer equipment and software	29,592	25,746
Furniture and fixtures	1,538	1,947
Leasehold improvements	1,140	3,086
Assets under construction	95	2,637
	32,365	33,416
Accumulated amortization
Computer equipment and software	20,118	19,851
Furniture and fixtures	1,153	1,700
Leasehold improvements	858	2,578
	22,129	24,129
	10,236	9,287